UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd. (1)

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill, Dublin 2, Ireland


13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Offshore Manager, L.L.C.
By: HMC Investors, L.L.C., Managing Member

William R. Lucas, Jr.
Title:  Executive Vice-President
Phone:  (205) 987-5574


Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL               May 19, 2008
-------------------------    -------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


----------
(1) IMPORTANT NOTE: THE POSITIONS LISTED IN THE TABLE BELOW ARE OWNED BY HARBINGER CAPITAL PARTNERS MASTER FUND I, LTD. (THE "MASTER FUND").
     HARBINGER CAPITAL PARTNERS SPECIAL SITUATIONS FUND, L.P. (THE "SPECIAL SITUATIONS FUND") HAS THE SAME PORTFOLIO MANAGER AS THE MASTER FUND WHO LEADS THE SAME HARBINGER CAPITAL PARTNERS INVESTMENT TEAM FOR BOTH FUNDS. THE SPECIAL SITUATIONS FUND HAS FILED A SEPARATE FORM 13F THAT INCLUDES A TABLE LISTING POSITIONS OWNED BY THE SPECIAL SITUATIONS FUND.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



-----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $401,213
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1.    028-10751              HMC Investors, L.L.C.
2.    028-11250              Harbinger Capital Partners Offshore Manager, L.L.C.
----  -------------------    ---------------------------------------------------


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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6         COLUMN 7        COLUMN 8

                                TITLE                  VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION      MAGRS     SOLE     SHARED  NONE
ATLAS AIR WORLDWIDE HLDS CORP  COM NEW    049164205   401,213   7,294,776   SH      SHARED-DEFINED    1,2     7,294,776







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